Share-Based Compensation (Summary of Nonvested Awards) (Details) (Nonvested Awards [Member], USD $)	12 Months Ended
Jul. 02, 2011
Nonvested Awards [Member]
Nonvested equity instruments other than options beginning balance, shares	778,623
Equity instruments other than options granted, shares	716,973
Equity instruments other than options vested, shares	(285,536)
Equity instruments other than options forfeited, shares	(7,534)
Nonvested equity instruments other than options ending balance, shares	1,202,526
Nonvested equity instruments other than options beginning balance, weighted average grant date fair value per share	$ 27.23
Equity instruments other than options granted, weighted average grant date fair value per share	$ 28.73
Equity instruments other than options vested, weighted average grant date fair value per share (in USD per share)	$ 27.30
Equity instruments other than options forfeited, weighted average grant date fair value per share	$ 29.22
Nonvested equity instruments other than options ending balance, weighted average grant date fair value per share	$ 28.10